Subsequent Events - Acquisition (Details) - Business Acquisition - Crescent Capital Group LP $ in Millions	Jan. 05, 2021 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting shares of certain legal entities acquired	51.00%
Cash transferred	$ 308